Marketable Securities (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Marketable Securities
Note 4.	Marketable Securities

The Company’s marketable securities include equity securities, mutual funds and tax advantaged municipal securities. The equity securities consist of investments in common stock. The deferred compensation plan assets are invested in mutual funds with quoted market prices. The Company’s investment policy limits the effective maturity on individual securities to seven years and an average portfolio maturity to three and one-half years with specified minimum credit ratings based on the nature of the underlying security. As of June 30, 2012, the Company’s portfolio had an average maturity of three years and an average credit quality of AA1 as defined by Moody’s.

The following is a summary of marketable securities as of June 30, 2012 and December 31, 2011 (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
June 30, 2012
Debt securities	$277,363	$523	$(258)	$277,628
Equity securities	10,518	—	(3,408)	7,110
Mutual funds	6,397	189	—	6,586

Total marketable securities	$294,278	$712	$(3,666)	$291,324

December 31, 2011
Debt securities	$270,745	$1,298	$(191)	$271,852
Equity securities	10,518	—	(1,344)	9,174
Equity securities	6,127	16	(88)	6,055

Total marketable securities	$287,390	$1,314	$(1,623)	$287,081

The following table shows the estimated fair values and gross unrealized losses as of June 30, 2012 for the Company’s investments in individual debt securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months (in thousands):

Less than 12 Months		More than 12 Months
Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
$81,603	$(258)	$—	$—

As of June 30, 2012 and December 31, 2011, the Company had 22 and 18 marketable debt securities, respectively, in an unrealized loss position. Of the 22 debt securities in an unrealized loss position as of June 30, 2012, the average estimated fair value and average unrealized loss was $3.7 million and $12,000, respectively. Of the 18 debt securities in an unrealized loss position at December 31, 2011, the average estimated fair value and average unrealized loss was $2.9 million and $11,000, respectively.

The contractual terms of the debt securities held by the Company do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. The Company does not consider its investments in debt securities with a current unrealized loss position to be other-than-temporarily impaired as of June 30, 2012 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost.

The Company periodically reviews its marketable equity securities for other-than-temporary declines in fair value below their cost basis, or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. When assessing marketable equity securities for other-than-temporary declines in value, the Company considers factors including: the significance of the decline in value compared to the cost basis; the underlying factors contributing to a decline in the prices of securities in a single asset class; how long the market value of the investment has been less than its cost basis; any market conditions that impact liquidity; the views of external investment analysts; the financial condition and near-term prospects of the investee; any news or financial information that has been released specific to the investee; and the outlook for the overall industry in which the investee operates.

The following table shows the current and non-current classification of the Company’s marketable securities as of June 30, 2012 and December 31, 2011 (in thousands):

	June 30,	December 31,
	2012	2011
Current	$196,025	$218,789
Non-current	95,299	68,292

Total marketable securities	$291,324	$287,081

(1)	Deferred compensation plan assets invested in mutual funds are included under the caption “License, manufacturing access fees and other assets, net” on the Company’s consolidated balance sheets.

As of June 30, 2012, the Company held non-current marketable debt and equity securities of $81.6 million and $7.1 million, respectively, and non-current deferred compensation plan assets invested in mutual funds of $6.6 million. As of December 31, 2011, the Company held non-current marketable debt and equity securities of $53.0 million and $9.2 million, respectively, and non-current deferred compensation plan assets invested in mutual funds of $6.1 million. Investments in an unrealized loss position deemed to be temporary as of June 30, 2012 and December 31, 2011 that have a contractual maturity of greater than 12 months have been classified on the Company’s consolidated balance sheets as non-current marketable securities under the caption “Marketable securities, net of current portion,” reflecting the Company’s current intent and ability to hold such investments to maturity. The Company’s investments in marketable debt and equity securities, other than mutual funds, are classified as available-for-sale.

The following table shows the gross realized gains and losses from the sale of marketable securities, based on the specific identification method during the six month periods ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Proceeds from sale of marketable securities	$256,626	$225,178

Gross realized gains	$2,614	$2,112
Gross realized losses	(108)	(356)

Net realized (loss) gain	$2,506	$1,756

Note 7.	Marketable Securities

The Company’s marketable securities include equity securities, mutual funds, treasury securities, tax advantaged municipal securities and FDIC insured corporate bonds. The equity securities consist of investments in common stock. The deferred compensation plan assets are invested in mutual funds with quoted market prices. The Company’s investment policy limits the effective maturity on individual securities to six years and an average portfolio maturity to three years with a minimum Moody’s credit rating of A3 or a Standard & Poor’s credit rating of A-. As of December 31, 2011, the Company’s portfolios had an average maturity of two years and an average credit quality of AA1 as defined by Moody’s.

The following is a summary of marketable securities as of December 31, 2011 and 2010 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2011
Debt securities	$270,745	$1,298	$(191)	$271,852
Equity securities	10,518	—	(1,344)	9,174
Mutual funds	6,127	16	(88)	6,055

	$287,390	$1,314	$(1,623)	$287,081

December 31, 2010
Debt securities	$380,242	$561	$(2,968)	$377,835
Equity securities	50,000	2,130	—	52,130

	$430,242	$2,691	$(2,968)	$429,965

The following table shows the estimated fair values and gross unrealized losses for the Company’s investments in individual debt securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months (in thousands):

	Less than 12 Months		More than 12 Months
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
December 31, 2011	$53,063	$(191)	$—	$—

December 31, 2010	$230,043	$(2,967)	$2,604	$(1)

At December 31, 2011 and 2010, the Company had 18 and 110 marketable debt securities, respectively, in an unrealized loss position. Of the 18 securities in an unrealized loss position at December 31, 2011, the average estimated fair value and average unrealized loss was $2.9 million and $11,000, respectively. Of the 110 securities in an unrealized loss position at December 31, 2010, the average estimated fair value and average unrealized loss was $2.1 million and $27,000, respectively. The decrease in the number of debt securities held in an unrealized loss position from 2010 to 2011 is due to the timing of purchases and sales of the Company’s debt securities in 2011.

The contractual terms of the debt securities held by the Company do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. The Company does not consider its investments in debt securities with a current unrealized loss position to be other-than-temporarily impaired as of December 31, 2011 because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost.

The Company periodically reviews its marketable equity securities for other-than-temporary declines in fair value below their cost basis, or whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. The determination that a decline is other-than-temporary is, in part, subjective and influenced by many factors. When assessing marketable equity securities for other-than-temporary declines in value, the Company considers factors including: the significance of the decline in value compared to the cost basis; the underlying factors contributing to a decline in the prices of securities in a single asset class; how long the market value of the investment has been less than its cost basis; any market conditions that impact liquidity; the views of external investment analysts; the financial condition and near-term prospects of the investee; any news or financial information that has been released specific to the investee; and the outlook for the overall industry in which the investee operates. During the third quarter of 2011, the Company recorded an other-than-temporary impairment loss of $39.5 million related to the Company’s investment in Pacific Biosciences of California, Inc. (“Pacific Biosciences”), which reduced the Company’s cost basis in the Pacific Biosciences’ common stock from $50.0 million to $10.5 million. The loss is recorded within the Company’s other income (expense) section on its consolidated statements of income. The charge to earnings was offset by a reduction in unrealized losses recorded in accumulated other comprehensive income resulting in no impact on the Company’s consolidated stockholders’ equity. In addition to the Company’s investment, the Company continues to collaborate with Pacific Biosciences in the development of third generation sequencing systems for the IVD market.

The following table shows the current and non-current classification of the Company’s marketable securities as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011	December 31, 2010
Current	$218,789	$170,648
Non-current	68,292	259,317

Total marketable securities	$287,081	$429,965

As of December 31, 2011, the Company held non-current marketable debt and equity securities of $53.0 million and $9.2 million, respectively, and non-current deferred compensation plan assets invested in mutual funds of $6.1 million. As of December 31, 2010, the Company held non-current marketable debt and equity securities of $207.2 million and $52.1 million, respectively. Investments in an unrealized loss position deemed to be temporary at December 31, 2011 and 2010 and that have a contractual maturity of greater than 12 months have been classified on the Company’s consolidated balance sheets as non-current marketable securities under the caption “Marketable securities, net of current portion,” reflecting the Company’s current intent and ability to hold such investments to maturity. The Company’s investments in marketable debt and equity securities, other than mutual funds, are classified as available-for-sale.

The following table shows the gross realized gains and losses from the sales of marketable securities, based on the specific identification method, for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Years Ended December 31,
	2011	2010	2009
Proceeds from sales of marketable securities	$494,616	$432,856	$446,333

Gross realized gains	$5,764	$6,728	$10,985
Gross realized losses	(356)	(4)	(467)

Net realized gain	$5,408	$6,724	$10,518

The amortized cost and estimated fair value of available-for-sale marketable debt securities as of December 31, 2011, by contractual maturity, are as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Maturities
Within one year	$75,320	$141	$—	$75,461
After one year through five years	150,478	667	(191)	150,954
After five years through ten years	44,947	490	—	45,437

Total marketable debt securities	$270,745	$1,298	$(191)	$271,852